Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Interest and Inflation indexation revenue	$ 3,409,584	$ 3,771,059		$ 4,044,665
Interest and Inflation indexation expense	(1,339,502)	(1,608,304)		(2,123,873)
Net interest and Inflation indexation income	2,070,082	2,162,755		1,920,792
Fee and commission income	774,154	717,347		703,134
Fee and commission expense	(153,451)	(161,039)		(168,450)
Net fee and commission income	620,703	556,308		534,684
Net financial result	272,314	280,480		469,553
Income from investments in other companies	11,983	16,655		13,409
Income (expense) from non-current assets and disposal groups held for sale not admissible as discontinued operations	6,042	(458)		2,807
Other operating income	48,477	51,777		72,939
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	3,029,601	3,067,517		3,014,184
Expected credit losses	(394,862)	(352,706)		(201,944)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,634,739	2,714,811		2,812,240
Personnel expenses	(570,355)	(582,547)		(582,684)
Administrative expenses	(429,633)	(416,696)	[1]	(403,255)	[1]
Depreciation and amortization	(95,110)	(94,601)	[1]	(92,308)	[1]
Impairment of non-financial assets	(1,882)	(2,851)		(1,762)
Other operating expenses	(33,958)	(36,039)		(36,090)
TOTAL OPERATING EXPENSES	(1,130,938)	(1,132,734)	[1]	(1,116,099)	[1]
NET OPERATING INCOME, BEFORE INCOME TAX	1,503,801	1,582,077		1,696,141
Income tax	(318,388)	(333,601)		(322,114)
NET INCOME FOR THE YEAR	1,185,413	1,248,476	[1]	1,374,027	[1]
Attributable to:
Bank’s Shareholders	1,185,413	1,248,476		1,374,026
Non-controlling interests				$ 1
Earnings per share:
Basic earnings (in Pesos per share)	$ 11.73	$ 12.36		$ 13.6
Diluted earnings (in Pesos per share)	$ 11.73	$ 12.36		$ 13.6

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.